BALANCE SHEET - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 10, 2020	Sep. 30, 2020	Aug. 20, 2020	Dec. 31, 2019
Current assets
Cash	$ 12,236,000			$ 13,422,000				$ 26,728,000
Total Current Assets	72,954,000			53,488,000				65,156,000
TOTAL ASSETS	107,752,000			81,358,000				95,525,000
Liabilities, Current [Abstract]
Accrued expenses	13,817,000			11,556,000				10,464,000
Total Current Liabilities	43,069,000			41,615,000				31,740,000
TOTAL LIABILITIES	258,118,000			273,911,000				151,074,000
Stockholders' Deficit
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	107,752,000			81,358,000				$ 95,525,000
ROMAN DBDR TECH ACQUISITION CORP.
Current assets
Cash	15,158			603,615
Prepaid expenses	225,388			434,689
Total Current Assets	240,546			1,038,304
Marketable securities held in Trust Account	236,289,574			236,215,089
TOTAL ASSETS	236,530,120			237,253,393
Liabilities, Current [Abstract]
Accrued expenses	2,470,093			98,112
Accrued expenses				98,112
Total Current Liabilities	2,638,493			98,112
Warrant Liability				27,455,162
Deferred underwriting payable				8,104,600
TOTAL LIABILITIES	47,482,131			35,657,874
Commitments
Class A common stock subject to possible redemption, 23,156,000 shares at redemption value	236,191,200	$ 236,191,200	$ 236,191,200	236,191,200	$ 224,400,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital				0
Accumulated deficit	(47,143,789)	(47,320,699)	(25,665,059)	(34,596,260)	(29,119,658)
Total Stockholders' Deficit	(47,143,210)	$ (47,320,121)	$ (25,664,481)	(34,595,681)	$ (29,119,025)	$ 24,283	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	236,530,121			237,253,393
Class A common stock subject to possible redemption | ROMAN DBDR TECH ACQUISITION CORP.
Liabilities, Current [Abstract]
Class A common stock subject to possible redemption, 23,156,000 shares at redemption value	236,191,200			236,191,200
Class B common stock | ROMAN DBDR TECH ACQUISITION CORP.
Stockholders' Deficit
Common stock value	$ 579			$ 579